BASIC AND DILUTED NET INCOME / (LOSS) PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
SCHEDULE OF EARNINGS PER SHARE BASIC AND DILUTED

	For the Three Months Ended March 31,
	2025	2024
Basic earnings per share of common stock:
Numerator:
Net Income / (Loss) for the period	$(3,033,047)	$452,839
Preferred stock dividend	(222,678)	—
Net Income / (Loss) for the period – basic	$(3,255,725)	$452,839
Denominator:
Weighted average number of shares of common stock - basic	9,662,201	403,329

Net Income / (Loss) per share of common stock - basic	$(0.34)	$1.12

Diluted earnings per share of common stock:
Numerator:
Net Income / (Loss) for the period - basic	$(3,255,725)	$452,839
Net Income / (Loss) for the period - diluted	$(3,255,725)	$452,839
Denominator:
Weighted average number of shares of common stock - basic(1)	9,662,201	403,329
Conversion of Convertible Notes into Common Stock	—	3,070,503
Weighted average number of shares of common stock - diluted(1)	9,662,201	3,473,832

Net Income / (Loss) per share of common stock - diluted	$(0.34)	$0.13

(1)	Includes 3,627,918 prepaid warrants.

	For the Years Ended December 31,
	2024	2023
Basic earnings per share of common stock:
Numerator:
Net Income / (Loss) for the period	$710,458	$(36,798,419)
Preferred stock dividend	$(492,366)	$—
Deemed Dividend due to warrant exchange	$(155,279)	$—
Net Income / (Loss) for the period – basic	$62,813	$(36,798,419)
Denominator:
Weighted average number of shares of common stock - basic	1,281,339	381,543

Net Income / (Loss) per share of common stock - basic	$0.05	$(96.45)

Diluted earnings per share of common stock:
Numerator:
Net Income / (Loss) for the period - basic	$62,813	$(36,798,419)
Change in fair value of dilutive convertible notes	(14,028,067)	—
Net Income / (Loss) for the period - diluted	$(13,965,254)	$(36,798,419)
Denominator:
Weighted average number of shares of common stock - basic	1,281,339	381,543
Conversion of convertible notes into common stock	2,609,360	—
Common warrants	3,187,060	—
Weighted average number of shares of common stock - diluted	7,077,759	381,543

Net Income / (Loss) per share of common stock - diluted	$(1.97)	$(96.45)

SCHEDULE OF ANTIDILUTIVE SECURITIES

	For the Three Months Ended March 31,
	2025	2024
ISOs	6,011	6,164
Equity-classified Warrants	1,441,512	116,928
Liability-classified Warrants	—	2,020,139
Legacy Warrants	3,439,953	—
Preferred Stock (Series A)	1,663,281	—
Preferred Stock (Series B)	3,929,289	—
RSU Awards	245,439	116,581
Total	10,725,485	2,259,812

	For the Years Ended December 31,
	2024	2023
ISOs	6,011	6,178
Equity-classified Warrants	1,237,928	116,928
Liability-classified Warrants	—	2,020,139
Legacy Warrants	3,439,953	—
Representative Warrants	84,377	—
Convertible Notes	—	431,276
Preferred Stock (A series)	1,414,736	—
RSU Awards	245,589	116,988
Total	6,428,594	2,691,509